RELATED PARTY TRANSACTIONS	3 Months Ended
Nov. 30, 2019
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the period ended November 30, 2019 $94 ($24 - November 30, 2018) was paid or accrued to independent directors for directors' fees and services.

(b) During the period ended November 30, 2019, the Company accrued payments of $13 ($13 - November 30, 2018) from West Kirkland Mining Inc. ("West Kirkland"), a company with two directors in common, for accounting and administrative services.

(c) On May 15, 2018 the Company closed a private placement for 1,509,100 units with HCI.  Also, on May 15, 2018, HCI participated for an additional 2,490,900 units in the Company's separate public offering (See Note 7 above for more details).  By way of the private placement HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  On February 4, 2019 HCI subscribed for 2,141,942 common shares and on August 21, 2019 HCI subscribed for a further 6,940,000 common shares as part of the Company's private placements.  See subsequent events (Note 13) for further details of HCI's participation in the Company's private placements subsequent to period end.